Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of each option award
Expected dividend yield	0.00%
Weighted average exercise price of options granted during the period (per share)	$ 0.92
Stock Options [Member]
Fair value of each option award
Average risk free interest rate	0.80%	1.40%	2.10%
Expected dividend yield
Expected lives (years)	5 years 7 months 6 days	6 years 3 months 18 days	4 years 10 months 24 days
Expected volatility	62.00%	64.00%	68.00%
Weighted average grant date fair value of options granted during the period (per share)	$ 0.51	$ 0.75	$ 1.69
Weighted average exercise price of options granted during the period (per share)	$ 0.92	$ 1.26	$ 2.95